Schedule of operating lease activities (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Right-of-use Assets And Operating Lease Liabilities
Amortization of right-of-use assets	$ 172,178	$ 36,424
Interest of lease liabilities	19,615	2,238
Total operating lease expenses	$ 191,793	$ 38,662